Income Taxes (Tables)	12 Months Ended
Mar. 31, 2026
Income taxes paid (refund) [abstract]
Schedule of Composition of Income Tax Expense (Benefit)
The composition of income tax expense (benefit) is as follows:

	JPY (millions) For the Year Ended March 31
	2024	2025	2026
Current tax expense	¥107,349	¥138,057	¥110,804
Deferred tax benefit	(198,755)	(71,116)	(101,034)
Total	¥(91,406)	¥66,941	¥9,770

Schedule of Reconciliation from Income Tax Expense (Benefit)
The following is a reconciliation from income tax expense at Takeda's domestic (Japanese) statutory tax rate to Takeda's income tax expense (benefit) reported for the year ended March 31:

	JPY (millions)
	2024	2025	2026
Profit (loss) before tax	¥52,791	¥175,084	¥(142,355)
Income tax expense (benefit) at Takeda’s domestic (Japanese) statutory tax rate of 30.6%	16,143	53,541	(43,532)
Non-deductible expenses for tax purposes *1	21,353	25,860	59,712
Changes in unrecognized deferred tax assets and deferred tax liabilities *2	(3,512)	45,243	41,340
Tax credits	(30,654)	(28,371)	(14,840)
Differences in applicable tax rates of overseas subsidiaries *3	(29,782)	(39,963)	(32,538)
Changes in tax effects of undistributed profit of overseas subsidiaries	(1,737)	10,282	2,089
Effect of changes in applicable tax rates and tax law *4	(11,994)	(6,964)	(2,939)
Tax contingencies *5	(83,784)	426	(1,309)
Effect of prior year items	(2,479)	3,305	(8,323)
Entity reorganizations/Divestments	33,469	2,880	4,279
Other	1,571	702	5,831
Income tax expense (benefit) reported for the year	¥(91,406)	¥66,941	¥9,770
*1Amounts for the years ended March 31, 2024, 2025 and 2026 include the impact from intra territory eliminations, the pre-tax effect of which has been eliminated in arriving at Takeda’s consolidated income from continuing operations before income taxes. Additionally, amounts for the years ended March 31, 2024, 2025 and 2026 include non-deductible interest due to Japanese earnings stripping rules. Amount for the year ended March 31, 2026 includes JPY 14,125 million related to impairment of discontinued cell therapy platform assets to which a deferred tax liability was not initially recognized in accordance with the recognition exception under IAS 12.15.
*2Amounts for the years ended March 31, 2024, 2025 and 2026 include deferred tax expenses (benefits) associated with carried forward net operating losses. Amount for the year ended March 31, 2025 includes JPY 21,600 million of deferred tax expense related to derecognition of previously recognized interest expense carryforwards under Japanese earnings stripping rules. Amount for the year ended March 31, 2026 is driven by tax expense resulting from the recognition of provision for legal proceedings resulting from the Amitiza jury verdict.
*3Amounts for the years ended March 31, 2024, 2025 and 2026 include unitary and minimum taxes on overseas subsidiaries. Amounts for the years ended March 31, 2025 and 2026 also include Pillar Two taxes on overseas subsidiaries.
*4Amount for the year ended March 31, 2024 includes JPY 4,206 million deferred tax expense related to U.S. state law change and JPY 16,200 million deferred tax benefit relating to extension of the carryforward period relating to Japanese earnings stripping rules. Amount for the year ended March 31, 2025 includes JPY 5,809 million deferred tax benefit related to U.S. state law changes. Amounts for the years ended March 31, 2025 and 2026 include JPY 1,155 million and JPY 4,797 million deferred tax benefit related to the change in Japan's enacted tax rate (from 30.6% to 31.5%) for years beginning April 1, 2026.
*5Tax benefit for the year ended March 31, 2024 is from favorable resolutions of tax contingencies including JPY 63,547 million relating to the settlement with Irish Revenue Commissioners with respect to a tax assessment related to the treatment of an acquisition break fee Shire received from AbbVie in 2014.

Schedule of Deferred Taxes
Deferred tax assets and liabilities reported in the consolidated statements of financial position are as follows:

	JPY (millions) As of March 31
	2025	2026
Deferred tax assets	¥370,745	¥546,260
Deferred tax liabilities	(35,153)	(26,804)
Net deferred tax assets	¥335,592	¥519,456
The major items and changes in deferred tax assets and liabilities are as follows:

	JPY (millions)
	As of April 1, 2024	Recognized in profit or (loss)	Recognized in other comprehensive income	Other*	As of March 31, 2025
Research and development expenses	¥217,010	¥53,732	¥—	¥9,816	¥280,558
Inventories	138,402	64,265	—	(10,788)	191,879
Property, plant and equipment	(68,509)	5,332	—	(1,839)	(65,016)
Intangible assets	(390,270)	65,032	—	(16,599)	(341,837)
Financial assets measured at FVTOCI	(7,639)	—	4,235	1,119	(2,285)
Accrued expenses and provisions	185,593	(75,010)	—	7,624	118,207
Defined benefit plans	14,728	(3,768)	2,231	375	13,566
Deferred income	5,493	(875)	—	41	4,659
Unused tax losses	88,671	(36,355)	—	2,973	55,289
Tax credits	46,159	(21,469)	—	2,664	27,354
Investments in subsidiaries and associates	(26,801)	17,595	—	(361)	(9,567)
Cash flow hedges	21,645	2,969	3,775	1,461	29,850
Other	55,606	(332)	(3,350)	(18,989)	32,935
Total	¥280,088	¥71,116	¥6,891	¥(22,503)	¥335,592

	JPY (millions)
	As of April 1, 2025	Recognized in profit or (loss)	Recognized in other comprehensive income	Other*	As of March 31, 2026
Research and development expenses	¥280,558	¥(124,569)	¥—	¥3,694	¥159,683
Inventories	191,879	(18,055)	—	13,064	186,888
Property, plant and equipment	(65,016)	2,767	—	(2,570)	(64,819)
Intangible assets	(341,837)	64,714	—	(15,456)	(292,579)
Financial assets measured at FVTOCI	(2,285)	—	1,941	(3,567)	(3,911)
Accrued expenses and provisions	118,207	80,641	—	19,246	218,094
Defined benefit plans	13,566	(877)	(468)	2,016	14,237
Deferred income	4,659	(541)	—	46	4,164
Unused tax losses	55,289	77,864	57,635	17,343	208,131
Tax credits	27,354	20,816	—	4,503	52,673
Investments in subsidiaries and associates	(9,567)	3,259	—	437	(5,871)
Cash flow hedges	29,850	4,156	(10,626)	(1,246)	22,134
Other	32,935	(9,141)	(3,051)	(111)	20,632
Total	¥335,592	¥101,034	¥45,431	¥37,399	¥519,456
* Other consists primarily of foreign currency translation differences, reclassification of deferred tax assets and liabilities classified as held for sale and the tax impact of items charged directly to equity.
The unused tax losses, deductible temporary differences, and unused tax credits for which deferred tax assets were not recognized are as follows:

	JPY (millions) As of March 31
	2025	2026
Unused tax losses	¥1,183,701	¥1,207,254
Deductible temporary differences	427,373	713,810
Unused tax credits	26,993	29,422
The unused tax losses and unused tax credits for which deferred tax assets were not recognized will expire as follows:

	JPY (millions) As of March 31
Unused tax losses	2025	2026
1st year	¥114	¥1,083
2nd year	1,278	2,571
3rd year	2,375	584,870
4th year	549,705	451,420
5th year	469,391	5,374
After 5th year	152,121	142,539
Indefinite	8,717	19,397
Total	¥1,183,701	¥1,207,254

	JPY (millions) As of March 31
Unused tax credits	2025	2026
Less than 5 years	¥3,715	¥4,493
5 years or more	23,278	24,929
Total	¥26,993	¥29,422